CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Feb. 28, 2026	Feb. 28, 2025
Accounts payable	$ 152,513	$ 146,300
Deferred revenue, current	832,839	624,272
Amounts due to related parties, current	97	93
Accrued expenses and other current liabilities	672,344	582,227
Operating lease liability, current portion	109,393	88,453
Deferred revenue-non-current	49,353	46,955
Deferred tax liabilities	67,981	3,474
Operating lease liability, non-current portion	278,083	244,895
Fair Value, Measurements, Recurring
Available-for-sale investments	82,386	139,002
VIE's
Accounts payable	93,047	108,578
Deferred revenue, current	686,406	531,655
Amounts due to related parties, current	705,322	629,886
Accrued expenses and other current liabilities	514,616	442,731
Operating lease liability, current portion	97,564	78,486
Deferred revenue-non-current	14,610	19,995
Deferred tax liabilities	67,088	3,395
Operating lease liability, non-current portion	192,058	169,991
Related party | VIE's
Amounts due to related parties, current	$ 95	$ 91
Class A common shares
Common shares, par value (in dollars per share)	$ 0.001	$ 0.001
Common shares, shares authorized (in shares)	500,000,000	500,000,000
Common shares, shares issued (in shares)	155,650,069	154,118,904
Common shares, shares outstanding (in shares)	135,324,668	153,618,971
Class B common shares
Common shares, par value (in dollars per share)	$ 0.001	$ 0.001
Common shares, shares authorized (in shares)	500,000,000	500,000,000
Common shares, shares issued (in shares)	49,153,604	49,153,604
Common shares, shares outstanding (in shares)	49,153,604	49,153,604